Profit (Loss) for the Year - Summary of Profit (Loss) for the Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Profit (loss) [abstract]
- Salary	¥ 4,863	$ 747	¥ 3,996	¥ 4,088
- Retirement benefit scheme contributions	50	8	50	52
- Share-based payments	0	0	0	0
Total directors and key management's remuneration	4,913	755	4,046	4,140
Other staff costs	239,372	36,791	244,203	260,006
Retirement benefit scheme contributions, excluding those of directors and key management	30,248	4,649	30,424	33,119
Total staff costs	274,533	42,195	278,673	297,265
- Cost of sales	2,449,399	376,466	1,862,017	2,081,976
- Sales of scrap materials	402,237	61,823	343,738	399,391
- Research and development expense	38,616	5,935	56,839	68,668
Total cost of inventories recognized as an expense	2,890,252	444,224	2,262,594	2,550,035
Amortization of prepaid lease payments	9,425	1,449	9,425	9,425
Depreciation of property, plant and equipment	147,959	22,741	154,783	131,277
Loss on disposal of property, plant and equipment	¥ 31	$ 5	¥ 105	¥ 13